Note 27 - Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8
Financial assets at amortized cost
Trade and other receivables	8,587	8,144	7,971	7,392
Cash and cash equivalents	2,824	7,129	4,522	1,939
Restricted cash	1,013	632	1,319	-
Total	12,424	15,905	13,812	9,331
Financial l iabilities at amortized cost
Loans and borrowings	25,954	21,686	19,267	22,340
Trade and other payables	7,504	12,281	11,016	11,724
Total	33,458	33,967	30,283	34,064

Disclosure of detailed information about the maturity of financial liabilities [text block]
Year Ended June 30, 20 20 (US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	7,504	7,504	-	-	-
Borrowings	24,598	688	23,873	37	-
Lease liabilities	1,356	649	654	53	-
Total	33,458	8,841	24,527	90	-
Three Months Ended June 30, 2019 (US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	12,281	12,281	-	-	-
Borrowings	23,397	3,859	19,538	-	-
Lease liabilities	1,991	692	1,077	222	-
Total	37,669	16,832	20,615	222	-
Year Ended March 31, 2019 (US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	11,016	11,016	-	-	-
Borrowings	22,480	2,556	19,924	-	-
Lease liabilities	290	147	143	-	-
Total	33,786	13,719	20,067	-	-
Year Ended March 31, 2018 (US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	11,724	11,724	-	-	-
Borrowings	25,896	5,498	14,111	6,287	-
Lease liabilities	619	291	328	-	-
Total	38,239	17,513	14,439	6,287	-